CRVNA 2025-P4 Servicer Report

Distribution Date:	8/10/2026		
Collection Period:	7/1/2026	Through	7/31/2026
Accrual Period:	7/10/2026	Through	8/9/2026

Principal Balance Rollforward of Receivables and Additional Collection Activity

			Unit Reconciliation	Principal Reconciliation
	Principal			
(1)	Beginning Pool Balance	(1)	31,265	743,299,864.04
(2)	Collateral Pledged (Subsequent Receivables Acquired in Collection Period)	(2)	0	0.00
(3)	Collateral Takeout & Unwinds	(3)	0	0.00
(4)	Principal Collections	(4)		
(5)	Total collections allocable to principal & Units Paid in Full	(5)	478	21,024,369.72
(6)	Purchased Receivables & receivables purchased pursuant to section 6.1	(6)	0	0.00
(7)	Charged-Off Losses (Gross)	(7)		
(8)	Charged-off Losses (system current period)	(8)	35	641,467.19
(9)	Ending Pool Balance	(9)	30,752	721,634,027.13
	Interest, Fees and Recoveries			
(10)	Collections allocable to interest	(10)		6,951,837.36
(11)	Collections from Recoveries (prior charge-offs)	(11)		205,916.29
(12)	All other amounts and fees received and not allocable to principal	(12)		23,417.47
(13)	Total non-Principal Collections	(13)		7,181,171.12

Principal Balance Roll-Forward of Notes

(14)	Original Pool Balance as of Cutoff Date	(14)	934,700,353.01
(15)	The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}	(15)	77.20%
(16)	Original Class A-1 Note Balance	(16)	103,000,000.00
(17)	Beginning Class A-1 Note Balance	(17)	0.00
(18)	Class A-1 Monthly Parity Deficit Amount	(18)	0.00
(19)	Class A-1 Regular Principal Payment Amount	(19)	0.00
(20)	Class A-1 Note Balance after Class A-1 Monthly Principal Payment	(20)	0.00
(21)	Class A-1 Pool Factor {(20)/(16)}	(21)	0.00%
(22)	Original Class A-2 Note Balance	(22)	290,670,000.00
(23)	Beginning Class A-2 Note Balance	(23)	197,596,362.27
(24)	Class A-2 Monthly Parity Deficit Amount	(24)	16,992,335.14
(25)	Class A-2 Regular Principal Payment Amount	(25)	4,673,501.77
(26)	Class A-2 Note Balance after Class A-2 Monthly Principal Payment	(26)	175,930,525.36
(27)	Class A-2 Pool Factor {(26)/(22)}	(27)	60.53%
(28)	Original Class A-3 Note Balance	(28)	290,670,000.00
(29)	Beginning Class A-3 Note Balance	(29)	290,670,000.00
(30)	Class A-3 Monthly Parity Deficit Amount	(30)	0.00
(31)	Class A-3 Regular Principal Payment Amount	(31)	0.00
(32)	Class A-3 Note Balance after Class A-3 Monthly Principal Payment	(32)	290,670,000.00
(33)	Class A-3 Pool Factor {(32)/(28)}	(33)	100.00%
(34)	Original Class A-4 Note Balance	(34)	155,020,000.00
(35)	Beginning Class A-4 Note Balance	(35)	155,020,000.00
(36)	Class A-4 Monthly Parity Deficit Amount	(36)	0.00
(37)	Class A-4 Regular Principal Payment Amount	(37)	0.00
(38)	Class A-4 Note Balance after Class A-4 Monthly Principal Payment	(38)	155,020,000.00
(39)	Class A-4 Pool Factor {(38)/(34)}	(39)	100.00%
(40)	Original Class B Note Balance	(40)	36,920,000.00
(41)	Beginning Class B Note Balance	(41)	36,920,000.00
(42)	Class B Monthly Parity Deficit Amount	(42)	0.00
(43)	Class B Regular Principal Payment Amount	(43)	0.00
(44)	Class B Note Balance after Class B Monthly Principal Payment	(44)	36,920,000.00
(45)	Class B Pool Factor {(44)/(40)}	(45)	100.00%
(46)	Original Class C Note Balance	(46)	35,050,000.00
(47)	Beginning Class C Note Balance	(47)	35,050,000.00
(48)	Class C Monthly Parity Deficit Amount	(48)	0.00
(49)	Class C Regular Principal Payment Amount	(49)	0.00
(50)	Class C Note Balance after Class C Monthly Principal Payment	(50)	35,050,000.00
(51)	Class C Pool Factor {(50)/(46)}	(51)	100.00%
(52)	Original Class D Note Balance	(52)	23,370,000.00
(53)	Beginning Class D Note Balance	(53)	23,370,000.00
(54)	Class D Monthly Parity Deficit Amount	(54)	0.00
(55)	Class D Regular Principal Payment Amount	(55)	0.00
(56)	Class D Note Balance after Class D Monthly Principal Payment	(56)	23,370,000.00
(57)	Class D Pool Factor {(56)/(52)}	(57)	100.00%
(58)	Original Class N Note Balance	(58)	20,563,000.00
(59)	Beginning Class N Note Balance	(59)	2,578,522.25
(60)	Class N Regular Principal Payment Amount	(60)	2,096,218.64
(61)	Class N Note Balance after Class N Monthly Principal Payment	(61)	482,303.62
(62)	Class N Pool Factor {(61)/(58)}	(62)	2.35%

Overcollateralization & Principal Payment Calculation

(63)	Overcollateralization in Dollars	(63)	4,673,501.77
(64)	Overcollateralization Target Amount	(64)	4,673,501.77
(65)	Total Available Cash	(65)	28,205,540.84
(66)	Distributions in priority to Regular PDA	(66)	(20,295,355.05)
(67)	Cash available to principal	(67)	7,910,185.79

(68)	Beginning of Period AAA through BBB Note Balance {sum of (17,23,29,35,41, 47, 53)}	(68)		738,626,362.27
(69)	Ending Collateral Balance {(9)}	(69)	721,634,027.13	
(70)	OC Target Amount {(64)}	(70)	4,673,501.77	
(71)	Required ProForma Note Balance	(71)		716,960,525.36
(72)	Excess	(72)		21,665,836.91
(73)	Regular PDA {lesser of (67) and (72)}	(73)		4,673,501.77

Reserve Account & Class N Reserve Account Reconciliation

	(a) Reserve Account Rollforward		
(74)	Specified Reserve Account Amount {(14) * 0.50%}	(74)	4,673,501.77
(75)	Aggregate Note Balance after all distributions {sum of (20,26,32,38,44,50,56)}	(75)	716,960,525.36
(76)	Specified Reserve Amount {Lesser of (74),(75)}	(76)	4,673,501.77
(77)	Beginning of Period Reserve Account Balance	(77)	4,673,501.77
(78)	Amount withdrawn from the Reserve Account	(78)	0.00
(79)	Amount deposited to the Reserve Account	(79)	0.00
(80)	Ending Reserve Account Balance	(80)	4,673,501.77
	(b) Class N Reserve Account Rollforward		
(81)	Specified Class N Reserve Account Amount	(81)	2,336,750.88
(82)	Aggregate Class N Note Balance after all distributions	(82)	482,303.62
(83)	Specified Class N Reserve Amount	(83)	2,336,750.88
(84)	Beginning of Period Class N Reserve Account Balance	(84)	2,336,750.88
(85)	Amount withdrawn from the Reserve Account	(85)	0.00
(86)	Amount deposited to the Reserve Account	(86)	0.00
(87)	Ending Class N Reserve Account Balance	(87)	2,336,750.88

Performance Data for the Collection Period

Loss Data

	(a) Gross Losses		
(88)	Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period	(88)	1,998,812
(89)	Gross Charged-Off Receivables losses occurring in current Collection Period {(7)}	(89)	641,467
(90)	Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period	(90)	2,640,280
	(b) Liquidation Proceeds		
(91)	The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period	(91)	606,587
(92)	Gross Liquidation Proceeds occurring in the current Collection Period {(11)}	(92)	205,916
(93)	Less Net Liquidation Expenses incurred in the current Collection Period	(93)	(14,236)
(94)	The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period	(94)	798,268
	(c) Net Losses		
(95)	The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period	(95)	1,392,225
(96)	Net Charged-Off Receivables losses occurring in current Collection Period {(7)-(11)-(93)}	(96)	449,787
(97)	The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period	(97)	1,842,012

(d) Historical Net Loss Data

	Average Principal Balance	Net Loss Amount	Net Loss Percentage
Net Losses in Third Preceding Collection Period	801,922,764	349,642	0.04%
Net Losses in Second Preceding Collection Period	777,703,815	266,325	0.03%
Net Losses in First Preceding Collection Period	754,625,405	512,964	0.07%
Net Losses in Current Collection Period	732,466,946	449,787	0.06%

Delinquency Data

(d) The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period

Current Collection Period 9

		Delinquency Bucket	No. of Receivables	Principal Balance
(98)	(98)	31-60	264	6,487,905.05
(99)	(99)	61-90	79	1,527,011.08
(100)	(100)	91-120	30	454,326.78
(101)	(101)	Total Delinquencies	373	8,469,242.91

(102)	Receivables greater than 60 days delinquent at end of Collection Period	(102)	0.27%
(103)	Delinquency Trigger Level (based on Current Collection Period)	(103)	2.20%

Statistical Data

(e) Pool Statistics in the Collection Period

			Original	Prev. Month	Current
(104)	Weighted Average APR of the Receivables	(104)	11.24%	11.28%	11.29%
(105)	Weighted Average Remaining Term of the Receivables	(105)	73.00	66.71	65.73
(106)	Weighted Average Original Term of the Receivables	(106)	74.00	74.00	74.02
(107)	Average Principal Balance	(107)	$26,188	$23,774	$23,466
(108)	Net Losses in Period {(96)}	(108)	0.00	512,964.29	449,786.51
(109)	Aggregate Realized Losses {(97)}	(109)	0.00	1,392,225.43	1,842,011.94
(110)	Aggregate Realized Loss percentage {(97)/(14)}	(110)	0.00%	0.15%	0.20%
(111)	Number of Receivables at End of Collection Period	(111)	35,692	31,265	30,752

Extension Data

(f) Collection Period Extension Data

(112)	Number of receivables extended in Collection Period (A)	(112)	135
(113)	Principal Balance of receivables extended in Collection Period (B)	(113)	3,635,875.43
(114)	Total number of receivables in Grantor Trust at beginning of Collection Period (C)	(114)	31,265
(115)	Pool Balance as of the beginning of the Collection Period (D)	(115)	743,299,864.04
(116)	Ratio of (A) over (C)	(116)	0.43%
(117)	Ratio of (B) over (D)	(117)	0.49%

Amounts Deposited into the Collection Account

	Available Principal		
(118)	Collections allocable to principal {(5)}	(118)	21,024,369.72
(119)	Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}	(119)	205,916.29
(120)	Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)	(120)	0.00

(121)	Purchase Amount for Collateral Takeout & Unwinds	(121)	0.00
(122)	Total Collected Principal	(122)	21,230,286.01
	Collected Interest and Supplemental Servicing Fees		
(123)	Collections allocable to interest {(10)}	(123)	6,951,837.36
(124)	Collections allocable to Supplemental Servicing Fees {(12)}	(124)	23,417.47
(125)	Total Collected Interest and Supplemental Servicing Fees	(125)	6,975,254.83
(126)	Excess amount withdrawn from Reserve Account {(78)}	(126)	0.00
(127)	Amount deposited to Collection Account	(127)	28,205,540.84

Calculation and Allocation of Priority PDA

	Class	Note Balance	Pool Balance	PDA Required	Cash Available	Cash Allocated to PDA	Priority PDA Payment
(128)	Class A-1	0.00	721,634,027.13	0.00	25,300,399.44	0.00	0.00
(129)	Class A-2	197,596,362.27	721,634,027.13	0.00	25,300,399.44	0.00	16,992,335.14
(130)	Class A-3	488,266,362.27	721,634,027.13	0.00	25,300,399.44	0.00	0.00
(131)	Class A-4	643,286,362.27	721,634,027.13	0.00	25,300,399.44	0.00	0.00
(132)	Class B	680,206,362.27	721,634,027.13	0.00	25,159,180.44	0.00	0.00
(133)	Class C	715,256,362.27	721,634,027.13	0.00	25,011,970.44	0.00	0.00
(134)	Class D	738,626,362.27	721,634,027.13	16,992,335.14	24,902,520.94	16,992,335.14	0.00

Calculation of Interest Distributable Amount

	Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis Rate	Calculated Interest
(135)	Class A-1	0.00	0	4.08200%	31	8.61%	0.00
(136)	Class A-2	197,596,362.27	0	4.19%	30	8.33%	689,940.63
(137)	Class A-3	290,670,000.00	0	4.14%	30	8.33%	1,002,811.50
(138)	Class A-4	155,020,000.00	0	4.25%	30	8.33%	549,029.17
(139)	Class B	36,920,000.00	0	4.59%	30	8.33%	141,219.00
(140)	Class C	35,050,000.00	0	5.04%	30	8.33%	147,210.00
(141)	Class D	23,370,000.00	0	5.62%	30	8.33%	109,449.50
(142)	Class N	2,578,522.25	0	5.46%	30	8.33%	11,732.28

Cash Distributions for Activity in Collection Period (Waterfall)

				Pursuant to	
			Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
	Total Deposited to Collection Account		28,205,540.84	0.00	-3.8%
	Supplemental Servicing Fees		20,942.47	0.00	23.3%
	Unpaid Supplemental Servicing Fees from prior Distribution Date		0.00	0.00	0.0%
	Servicer Liquidation Reimbursements		16,710.61	0.00	-2.4%
	Unpaid Servicer Liquidation Reimbursements from prior Distribution Date		0.00	0.00	0.0%
	Available Funds		28,167,887.76	0.00	-3.8%
1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	1.00%	619,416.55	0.00	-3.0%
	Servicing Fee Payable from Servicing Strip Amount	0.45%	278,737.45	0.00	-3.0%
	Servicing Strip Amount distributed to Class XS Notes	0.55%	340,679.10	0.00	-3.0%
	Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)		0.00	0.00	0.0%
2	Indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Fees due to:				
	Indenture Trustee		1,500.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		83.33	0.00	0.0%
	Regulatory Filing Fees		0.00	0.00	0.0%
	Collateral Custodian		1,957.14	0.00	-5.1%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
	Independent Accountant Fees		0.00	0.00	0.0%
3	Backup Servicer Fee		2,750.00	0.00	0.0%
4	Class A Interest Distributable Amount		2,241,781.30	0.00	-3.4%
5	First Priority PDA		0.00	0.00	0.0%
6	Class B Interest Distributable Amount		141,219.00	0.00	0.0%
7	Second Priority PDA		0.00	0.00	0.0%
8	Class C Interest Distributable Amount		147,210.00	0.00	0.0%
9	Third Priority PDA		0.00	0.00	0.0%
10	Class D Interest Distributable Amount		109,449.50	0.00	0.0%
11	Fourth Priority PDA		16,992,335.14	0.00	-5.5%
12	Reserve Account (amount required to fund Reserve Account to required amount)		0.00	0.00	0.0%
13	Regular PDA (other than Class N and Class XS Notes)		4,673,501.77	0.00	0.0%
14	Class N interest Distributable Amount		11,732.28	0.00	-44.9%
15	Class N Reserve Account (amount required to fund Class N Reserve Account to req. amount)		0.00	0.00	0.0%
16	Class N Principal Distribution Amount (up to the Subordinate Distributable Amount, until paid-in-full)		2,096,218.64	0.00	-0.4%
17	Unpaid indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Unpaid Fees due to:				
	Indenture Trustee		0.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		0.00	0.00	0.0%
	Collateral Custodian		0.00	0.00	0.0%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
	Backup Servicer		0.00	0.00	0.0%
18	To holders of the certificates, any remaining amounts		1,128,733.11	0.00	-0.4%